Debt and Derivatives	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt and Derivatives

6. Debt and Derivatives

The table below summarizes the total outstanding debt of the Company (in thousands):

	December 31, 2024		December 31, 2023
	Rate	Amount	Rate	Amount
First Lien - payable to lenders at SOFR plus applicable margin	—	$—	8.72%	$1,719,360
First Lien Incremental Term Loans Tranches B-2 and B-3 - payable to lenders at SOFR plus applicable margin	—	—	8.97%	1,189,975
First Lien Incremental Term Loan Tranche B-5 - payable to lenders at SOFR plus applicable margin	6.86%	2,546,787	—	—
Second Lien - payable to lenders at SOFR plus applicable margin	—	—	13.97%	450,000
Revolving Credit Loans - payable to lenders at SOFR plus applicable margin	7.61%	—	9.59%	50,000
Swingline Loans and Base Rate Loans - payable to lenders at ABR plus applicable margin	9.75%	63,300	11.75%	700
Amortizing Notes (1)		53,804		—
Notes payable and other		19,428		4,356
Total debt		2,683,319		3,414,391
Less: debt issuance costs, net		72,736		50,177
Total debt, net of debt issuance costs		2,610,583		3,364,214
Less: current portion of long-term debt		48,725		32,273
Total long-term debt, net of current portion		$2,561,858		$3,331,941

(1) See Note 7 for discussion of Amortizing Notes.

As of December 31, 2024, maturities of long-term debt for the next five years and thereafter are as follows (in thousands):

2025	$48,725
2026	48,462
2027	37,562
2028	103,848
2029	25,548
Thereafter	2,419,174
$2,683,319

See Note 13 for maturities of obligations under financing leases.

The following discussion summarizes the debt agreements and related extinguishments and modifications for the years ended December 31, 2024 and 2023.

Obligations under the First Lien and Second Lien Facility are guaranteed by Phoenix Guarantor, Inc., a subsidiary of the Company, and each of its current and future direct and indirect subsidiaries other than (among others) (i) foreign subsidiaries, (ii) unrestricted subsidiaries, (iii) non-wholly owned subsidiaries, (iv) certain receivables financing subsidiaries, (v) certain immaterial subsidiaries and (vi) certain holding companies of foreign subsidiaries, and are secured by a first lien on substantially all of their assets, including capital stock of subsidiaries.

The current credit facilities described below contain customary negative covenants, including, but not limited to, restrictions on the Company and its restricted subsidiaries’ ability to merge and consolidate with other companies, incur indebtedness, grant liens or security interests on assets, make acquisitions, loans, advances or investments, pay dividends, sell or otherwise transfer assets, prepay or modify terms of certain junior indebtedness, enter into transactions with affiliates, or change their lines of business or fiscal year. In addition, the terms of the credit facilities will not permit the consolidated First Lien secured debt to consolidated earnings before interest, taxes, depreciation, and amortization (“EBITDA”) to be greater than 6.90 to 1.00, which shall be tested as of the end of the most recent quarter at any time when the aggregate Revolving Credit Facility loans exceed 35% of the total revolving credit commitments.

We were in compliance with all applicable financial debt covenants at December 31, 2024 and 2023.

First Lien Credit Agreement

On March 5, 2019, the Company entered into a First Lien Credit Agreement (the “First Lien”), with Morgan Stanley Senior Funding, Inc., as the Administrative Agent and the Collateral Agent. The First Lien originally consisted of a principal amount of $1,650.0 million. In 2019, an additional delayed draw of $150.0 million was made on the First Lien, resulting in a gross borrowing of $1,800.0 million (“Tranche B-1”). Borrowings of Tranche B-1 Term Loans (as defined in the First Lien) under the First Lien bore interest at a rate equal to, at our option, (a) Secured Overnight Financing Rate (“SOFR”) (with a floor of 0.00%) plus 3.25% or (b) Alternate Base Rate (“ABR”) plus 2.25%. Principal payments were due on the last business day of each quarter, commencing in September 2019 at 0.25% of the aggregate principal of the original loan amount, with a balloon payment due in March 2026.

The First Lien, as amended in 2020, established a Tranche B-2 Term Loan (“Tranche B-2”) in an aggregate principal amount equal to $550.0 million. The First Lien, as amended in 2021, established a Tranche B-3 Term Loan (“Tranche B-3”) in an aggregate principal amount equal to $675.0 million. Borrowings under Tranche B-2 and Tranche B-3, bore interest at a rate equal to, at our option, (a) SOFR (with a floor of 0.00%) plus 3.50% or (b) ABR plus 2.50%. Principal payments were due on the last business day of each fiscal quarter, commencing in June 2021 at 0.25% of the aggregate principal of the original loan amount, with a balloon payment due in March 2026.

On February 21, 2024, we used a portion of the net proceeds received from the IPO Offerings to repay $343.3 million of the borrowings under the First Lien, and amended the First Lien to establish a new Tranche B-4 Term Loan (“Tranche B-4”) in an aggregate principal amount of $2,566.0 million. The proceeds from Tranche B-4 borrowings were used to refinance the equivalent amount of the remaining First Lien Tranches B-1, B-2, and B-3 borrowings at a rate equal to SOFR plus 3.25% with a maturity date of February 21, 2031. The transaction was accounted for as a debt modification. Principal payments were due on the last business day of each quarter, which commenced in the second fiscal quarter of 2024 and equated to 0.25% of the principal at issuance, with a balloon payment due February 21, 2031.

On December 11, 2024, we amended the First Lien to refinance Tranche B-4 by establishing a Tranche B-5 Term Loan (“Tranche B-5”) in an aggregate principal amount of $2,553.2 million at a rate equal to SOFR plus 2.50% or ABR plus 1.50% with a maturity date of February 21, 2031. The non-cash transaction was accounted for as a debt modification. Principal payments are due on the last business day of each quarter, which commenced in the first fiscal quarter of 2025 and equate to 0.25% of the principal at issuance, with a balloon payment due February 21, 2031.

Revolving Credit Facility

The First Lien also extends credit in the form of Revolving Credit Facility with a borrowing capacity of $475.0 million (the “Revolver”), of which up to $50.0 million is available as swingline loans and up to $82.5 million is available as letters of credit (the “LC Sublimit”). The Revolver will mature on June 30, 2028. In connection with the First Lien modification on February 21, 2024, borrowings of the Revolver bear interest at a rate equal to SOFR (with a floor of 0.00%) plus 3.25% for the Revolving Credit Loans or ABR plus 2.25% for the Swingline Loans. As of December 31, 2024, the Company had $63.3 million of borrowings outstanding under the Revolver and no letters of credit, reducing the available borrowing capacity to approximately $411.7 million. As of December 31, 2023, the Company had $50.7 million of borrowings outstanding under the Revolver and $6.6 million of letters of credit reducing the available borrowing capacity to approximately $417.7 million.

The Company’s First Lien also provides for an additional letter of credit commitments (the “LC Facility”), which are not subject to the LC Sublimit and do not reduce the Revolver borrowing capacity. On September 17, 2024, the Company amended the First Lien to increase the LC Facility from $55.0 million to $65.0 million. As of December 31, 2024 and 2023, there were $61.8 million and $54.3 million of letters of credit outstanding under the LC Facility, respectively, resulting in an available borrowing capacity of $3.2 million and $0.7 million, respectively.

Second Lien Credit Agreement

The Company’s amended and restated Second Lien Credit Agreement (the “Second Lien Facility”), with certain Lenders and Wilmington Trust, National Association, as the Administrative Agent and the Collateral Agent consisted of a principal amount of $450.0 million.

Borrowings under the Second Lien Facility term were subordinated to the First Lien and bore interest at a rate equal to, at our option, (a) SOFR (with a floor of 1.00%) plus 8.50% or (b) ABR plus 7.50%. The aggregate principal was due with a balloon payment in March 2027.

On January 30, 2024, we used a portion of the net proceeds received from the IPO Offerings to repay all outstanding borrowings under the Second Lien Facility. No remaining obligation exists related to the Second Lien Facility. This transaction was accounted for as a debt extinguishment and the Company incurred a loss on extinguishment of debt of $12.7 million related to the write-off of unamortized debt issuance costs during the first fiscal quarter of 2024.

Derivative Financial Instruments

To manage fluctuations in cash flows resulting from changes in the variable rates, the Company entered into three receive-variable, pay-fixed interest rate swap agreements, all effective September 30, 2022. Taken together with the related debt, these swaps create the economic equivalent of fixed-rate debt, up to the notional amount of the hedged debt. By using a derivative instrument to hedge exposures to changes in interest rates, we expose ourselves to credit risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes the Company, which creates credit risk for the Company. When the fair value of a derivative contract is negative, the Company owes the counterparty and, therefore, the Company is not exposed to the counterparty’s credit risk in those circumstances. The Company mitigates counterparty credit risk in derivative instruments by entering into transactions with high-quality counterparties. The derivative instruments entered into by the Company do not contain credit-risk-related contingent features.

As of December 31, 2024, we have the following cash flow hedge agreements with a total notional value of $2.0 billion:

Financial Institution	Effective Dates	Floating Rate Debt	Fixed Rates
Credit Suisse	September 30, 2022 through September 30, 2025	$500,000,000	3.4165%
Morgan Stanley	September 30, 2022 through September 30, 2025	1,050,000,000	3.4200%
Credit Agricole Corporate and Investment Bank	September 30, 2022 through September 30, 2025	450,000,000	3.5241%

The fair value of the cash flow hedges as of December 31, 2024 and 2023 was $10.6 million and $24.9 million, respectively, and reflected in prepaid expenses and other current assets and other assets, respectively, in the consolidated balance sheets.

Amounts reported in AOCI related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. Interest received, including payments made or received under the cash flow hedges, was $35.3 million, $31.4 million, and $0.7 million for the years ended December 31, 2024, 2023, and 2022, respectively. The Company expects approximately $10.6 million of pre-tax gains to be reclassified out of AOCI into earnings within the next twelve months.

The debt modifications and extinguishment in 2024 did not impact the effectiveness of the cash flow hedge arrangements outstanding as of December 31, 2024.